SUPPLEMENT TO THE PROSPECTUS

                          PROSPECTUS DATED MAY 1, 1995

                      Templeton Institutional Funds, Inc.
                            Emerging Markets Series

                                     * * *

The following language supplements the discussion under "GENERAL DESCRIPTION", "INVESTMENT OBJECTIVES AND POLICIES" and "MANAGEMENT OF THE FUNDS - INVESTMENT MANAGERS":

The  Fund's  investment  manager,   Templeton   Investment   Management  (Hong
Kong)  Limited,  has  been reorganized  as  the  Hong  Kong  office  of
Templeton   Investment   Management   (Singapore)  Pte  Ltd. ("Investment
Manager"), 20 Raffles Place, Ocean Towers, Singapore. The Investment Manager is an indirect wholly owned subsidiaries of Franklin Resources, Inc. ("Franklin"). Through its subsidiaries, Franklin is engaged in various aspects of the financial services industry.





September 29, 1995                                           ZTIM STKR 09/95